Label	Element	Value
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T)
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	The Tax-Exempt Bond Fund of America
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 49 of the prospectus and on page 91 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”).
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	For the share class listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	24.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	capitalgroup.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	oef_BarChartHeading	Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock
The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	(Class F-2 shares are not subject to sales charges.)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Highest/Lowest quarterly results during this period were:

Highest 7.37% (quarter ended December 31, 2023)

Lowest -5.70% (quarter ended March 31, 2022)

The fund's total return for the six months ended June 30, 2025, was -0.37%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Jun. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	(0.37%)
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.37%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.70%)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2024:
Thirty Day Yield Caption [Optional Text]	oef_ThirtyDayYieldCaption	Class F-2 annualized 30-day yield at July 31, 2025:
Thirty Day Yield Phone	oef_ThirtyDayYieldPhone	(800) 421-4225
Thirty Day Yield	oef_ThirtyDayYield	3.81%
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Market conditions [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Issuer risks [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Investing in municipal securities [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Investing in debt instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Credit and liquidity support [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Investing in lower rated debt instruments [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Investing in similar municipal bonds [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Insured municipal bonds [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Management [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.75%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 429	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	545	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	671	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,038	[3]
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 232	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	412	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	713	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,361	[3]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	132
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	412
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	713
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,361
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	202	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	351	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 786	[3]
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.15%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.38%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 39	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	122	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	213	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 480	[3]
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.04%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 28	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	87	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	152	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 343	[3]
TAX EXEMPT BOND FUND OF AMERICA | THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class T
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	oef_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	oef_RedemptionFeeOverRedemption	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.23%	[2]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 305	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	422	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	550	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 922	[3]
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.05%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.99%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.25%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.51%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class A
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.57%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.35%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.66%
Performance Inception Date	oef_PerfInceptionDate	Oct. 03, 1979
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class C
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.36%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.61%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.39%
Performance Inception Date	oef_PerfInceptionDate	Mar. 15, 2001
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.22%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.04%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.57%
Performance Inception Date	oef_PerfInceptionDate	Mar. 15, 2001
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	3.24%
Annual Return [Percent]	oef_AnnlRtrPct	0.48%
Annual Return [Percent]	oef_AnnlRtrPct	5.67%
Annual Return [Percent]	oef_AnnlRtrPct	0.92%
Annual Return [Percent]	oef_AnnlRtrPct	7.36%
Annual Return [Percent]	oef_AnnlRtrPct	4.91%
Annual Return [Percent]	oef_AnnlRtrPct	2.20%
Annual Return [Percent]	oef_AnnlRtrPct	(9.00%)
Annual Return [Percent]	oef_AnnlRtrPct	6.68%
Annual Return [Percent]	oef_AnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.61%
Performance Inception Date	oef_PerfInceptionDate	Aug. 01, 2008
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.49%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.26%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.38%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.75%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.51%
THE TAX EXEMPT BOND FUND OF AMERICA (Class A, Class C, Class F-1, Class F-2, Class F-3, Class T) | Class F-3
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.60%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.41%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.62%
Performance Inception Date	oef_PerfInceptionDate	Jan. 27, 2017

[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Assumes that fund shareholders approve a proposal to modify the investment advisory and service fee schedule at a special meeting of shareholders to be held on November 25, 2025.
[3]	The amounts shown in this table reflect the fund’s new management fee. If shareholders do not approve the new fee, all amounts would be lower.